As filed with the Securities and Exchange Commission on 2/26/2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant’s telephone number, including area code

Date of fiscal year end:  September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.2%
	Aerospace/Aircraft - 2.0%
12,260	Boeing Co.	$1,772,673

	Auto/Auto Parts - 2.0%
6,890	O’Reilly Automotive, Inc. *	1,746,064

	Beverage - 6.3%
19,610	Constellation Brands, Inc. - Class A	2,793,248
27,100	PepsiCo, Inc.	2,707,832
		5,501,080
	Biotechnology - 2.6%
22,420	Gilead Sciences, Inc.	2,268,680

	Broadcast Media - 2.9%
45,100	Comcast Corp. - Class A	2,544,993

	Building - 1.5%
9,710	Martin Marietta Materials, Inc.	1,326,192

	Computer - Networking - 2.8%
90,400	Cisco Systems, Inc.	2,454,812

	Computer Hardware - 2.4%
19,670	Apple Inc.	2,070,464

	Computer Software - 5.7%
23,840	Check Point Software Technologies Ltd. +*	1,940,099
58,160	Paychex, Inc.	3,076,083
		5,016,182
	Computer Software - Gaming - 3.4%
43,800	Electronic Arts, Inc. *	3,009,936

	Conglomerates - 3.2%
30,000	Danaher Corp.	2,786,400

	Drugs - Proprietary - 1.8%
26,500	AbbVie, Inc.	1,569,860

	Electrical Instruments - 2.9%
18,190	Thermo Fisher Scientific, Inc.	2,580,252

	Finance/Banks - 4.6%
49,500	Citizens Financial Group, Inc.	1,296,405
17,710	Signature Bank *	2,716,183
		4,012,588
	Finance/Information Services - 6.2%
29,930	Fiserv, Inc. *	2,737,398
34,870	Visa, Inc. - Class A	2,704,168
		5,441,566
	Financial Services - Miscelleanous - 2.2%
7,680	Intercontinental Exchange, Inc.	1,968,077

	Food - 2.7%
45,300	Tyson Foods, Inc. - Class A	2,415,849

	Health Care Distribution - 2.4%
10,800	McKesson Corp.	2,130,084

	Household Products - 2.8%
42,800	Jarden Corp. *	2,444,736

	Information Services - 2.8%

8,910	Alliance Data Systems Corp. *	2,464,239

	Internet Software & Services - 4.0%
4,499	Alphabet, Inc. - Class A *	3,500,267

	Leisure Time - 5.6%
22,330	Royal Caribbean Cruises Ltd. +	2,260,019
24,990	Walt Disney Co.	2,625,949
		4,885,968
	Real Estate Operations - 1.9%
49,300	CBRE Group, Inc. - Class A *	1,704,794

	Retail - Discount - 4.8%
29,300	Dollar Tree, Inc. *	2,262,546
36,400	Ross Stores, Inc.	1,958,684
		4,221,230
	Retail Drug Stores - 3.2%
28,500	CVS Health Corp.	2,786,445

	Retail Grocers - 1.9%
39,000	Kroger Co.	1,631,370

	Retail/Home Improvement - 4.0%
26,300	Home Depot, Inc.	3,478,175

	Semiconductors - 1.7%
19,000	Skyworks Solutions, Inc.	1,459,770

	Service Companies - 2.4%
35,600	Cognizant Technology Solutions Corp. - Class A *	2,136,712

	Telecommunication Services - 2.5%
48,100	Verizon Communications, Inc.	2,223,182

	TOTAL COMMON STOCKS (Cost $63,430,774)	83,552,640

	SHORT-TERM INVESTMENTS - 0.3%
266,407	Invesco STIT Treasury Portfolio - Institutional Class, 0.13% #	266,407
	TOTAL SHORT-TERM INVESTMENTS (Cost $266,407)	266,407
	Total Investments in Securities (Cost $63,697,181) - 95.5%	83,819,047
	Other Assets in Excess of Liabilities - 4.5%	3,930,894
	NET ASSETS - 100.00%	$87,749,941

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.4%
	Auto/Auto Parts - 4.2%
4,800	Lear Corp.	$589,584
2,030	O’Reilly Automotive, Inc. *	514,443
		1,104,027
	Brokerage - 2.5%
12,400	Evercore Partners, Inc. - Class A	670,468

	Building - 8.6%
3,060	Martin Marietta Materials, Inc.	417,935
23,600	Masco Corp.	667,880
445	NVR, Inc. *	731,135
15,588	TopBuild Corp. *	479,643
		2,296,593
	Business Services - 2.0%
11,800	On Assignment, Inc. *	530,410

	Computer Software - 7.6%
9,535	j2 Global, Inc.	784,921
13,600	Paychex, Inc.	719,304
14,900	Synchronoss Technologies, Inc. *	524,927
		2,029,152
	Drugs - Proprietary - 2.3%
16,400	Akorn, Inc. *	611,884

	Electronics - 2.1%
10,300	Universal Display Corp. *	560,732

	Finance/Banks - 7.7%
27,700	Citizens Financial Group, Inc.	725,463
4,400	Signature Bank *	674,828
40,400	Umpqua Holdings Corp.	642,360
		2,042,651
	Finance/Information Services - 7.9%
15,700	Blackhawk Network Holdings, Inc. *	694,097
7,130	Euronet Worldwide, Inc. *	516,426
9,820	Fiserv, Inc. *	898,137
		2,108,660
	Food - 8.3%
10,100	Hormel Foods Corp.	798,708
15,700	Pinnacle Foods, Inc.	666,622
13,800	Tyson Foods, Inc. - Class A	735,954
		2,201,284
	Footwear - 2.2%
21,400	Caleres, Inc.	573,948

	Health Care Distribution - 2.1%
5,450	AmerisourceBergen Corp.	565,219

	Household Products - 7.8%
6,300	Church & Dwight Co., Inc.	534,744
13,450	Jarden Corp. *	768,264
7,560	Spectrum Brands Holdings, Inc.	769,608
		2,072,616
	Information Services - 2.4%
2,340	Alliance Data Systems Corp. *	647,174

	Leisure Time - 5.0%
18,700	Cinemark Holdings, Inc.	625,141
12,400	Thor Industries, Inc.	696,260
		1,321,401
	Machinery - 2.9%
10,400	Toro Co.	759,928

	Personal Care - 2.1%
3,030	Ulta Salon, Cosmetics & Fragrance, Inc. *	560,550

	Real Estate Operations - 2.6%
20,050	CBRE Group, Inc. - Class A *	693,329

	Restaurants - 2.2%
18,400	Sonic Corp.	594,504

	Retail - Specialty - 2.0%
5,100	Lithia Motors, Inc. - Class A	544,017

	Semiconductors - 4.4%
21,600	Microsemi Corp. *	703,944
5,900	Skyworks Solutions, Inc.	453,297
		1,157,241
	Telecommunication Equipment - 4.1%
24,400	Ciena Corp. *	504,836
21,400	Juniper Networks, Inc.	590,640
		1,095,476
	Waste Disposal - 3.4%
16,000	Waste Connections, Inc.	901,120

	TOTAL COMMON STOCKS (Cost $20,934,354)	25,642,384

	SHORT-TERM INVESTMENTS - 4.1%
1,102,696	Invesco STIT Treasury Portfolio - Institutional Class, 0.13% #	1,102,696
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,102,696)	1,102,696
	Total Investments in Securities (Cost $22,037,050) - 100.5%	26,745,080
	Liabilities in Excess of Other Assets - (0.50)%	(128,996)
	NET ASSETS - 100.00%	$26,616,084

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
December 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
●
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2015:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,321,166	$-	$-	$19,321,166
Consumer Staples	12,334,744	-	-	12,334,744
Financials	7,685,459	-	-	7,685,459
Health Care	8,548,876	-	-	8,548,876
Industrials	4,559,073	-	-	4,559,073
Materials	1,326,192	-	-	1,326,192
Technology	27,553,948	-	-	27,553,948
Telecommunication Services	2,223,182	-	-	2,223,182
Total Common Stocks	83,552,640	-	-	83,552,640
Short-Term Investments	266,407	-	-	266,407
Total Investments in Securities	$83,819,047	$-	$-	$83,819,047

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,677,488	$-	$-	$6,677,488
Consumer Staples	3,505,636	-	-	3,505,636
Financials	3,406,448	-	-	3,406,448
Health Care	1,177,104	-	-	1,177,104
Industrials	2,859,338	-	-	2,859,338
Materials	417,935	-	-	417,935
Technology	7,598,435	-	-	7,598,435
Total Common Stocks	25,642,384	-	-	25,642,384
Short-Term Investments	1,102,696	-	-	1,102,696
Total Investments in Securities	$26,745,080	$-	$-	$26,745,080

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2015, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Chase Growth Fund

Cost of investments	$63,697,181

Gross unrealized appreciation	$21,202,420
Gross unrealized depreciation	(1,080,554)
Net unrealized appreciation	$20,121,866

Chase Mid-Cap Growth Fund

Cost of investments	$	$ 22,037,648

Gross unrealized appreciation		$5,415,809
Gross unrealized depreciation		(708,376)
Net unrealized appreciation		$4,707,432

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess, President
Date	2/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Douglas G. Hess
Douglas G. Hess, President
Date	2/22/2016

By (Signature and Title)*		/s/ Cheryl L. King
Cheryl L. King, Treasurer
Date	2/22/2016

* Print the name and title of each signing officer under his or her signature.

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